Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.0001 per share
Amount Registered | shares	17,061,260
Proposed Maximum Offering Price per Unit	27.30
Maximum Aggregate Offering Price	$ 465,772,398.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 71,309.75
Offering Note	Note 1.a. Calculated in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended. Note1.b. Includes all Class B ordinary shares in the Global Offering (as defined in this prospectus supplement), other than 5,421,240 Class B ordinary shares offered and sold to the Cornerstone Investors (as defined in this prospectus supplement) which are being offered and sold in reliance on Regulation S and are not covered by this prospectus supplement and accompanying prospectus. The Class B ordinary shares registered hereby include those initially offered and sold within the United States, and those initially offered and sold outside the United States that may be resold from time to time within the United States. Offers and sales of Class B ordinary shares outside the United States are being made pursuant to applicable law. From time to time, such Class B ordinary shares may be represented by American depositary shares issuable upon deposit of the Class B ordinary shares registered hereby, which have been registered under a separate registrations statement on Form F-6 (Registration No. 333-269524). Each American depositary share represents one Class B ordinary shares. Note1.c. Includes 2,932,500 Class B ordinary shares offered to cover the underwriters' over-allotment. Note1.d. The translation from Hong Kong dollars to U.S. dollars was made at a rate of HK$7.7949 to US$1.00, the exchange rate on August 29, 2025, 2025 set forth in the H.10 statistical release of the Board of Governors of the Federal Reserve System. The offering price is HK$212.80 per Class B ordinary share.